FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1 — Inputs that are unadjusted and based on quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities and which reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at June 30, 2013
	Level 1	Level 2	Level 3	Total
Warrant Liability			$—	$—
Derivative Liability	—	$—	250,011	250,011
Total	$—	$—	$250,011	$250,011

Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3	Total
Warrant Liability			$232,988	$232,988
Derivative Liability	—	$—	26,893	26,893
Total	$—	$—	$259,881	$259,881

The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liability mentioned above for the year ended December 31, 2012, for the six months ended June 30, 2013 and for the period from January 14, 2008 (date of inception) to June 30, 2013:

	Warrant	Derivative
	Liability	Liability	Total
January 14, 2008 (date of inception)	$—	$—	$—
Issuance of warrants	52,665		52,665
Issuance of convertible notes		9,377	9,377
Changes in fair value	(15,960)	(4,402)	(20,362)

December 31, 2008	36,705	4,975	41,680
Changes in fair value	(1,692)	(4,975)	(6,667)

December 31, 2009	35,013	—	35,013
Issuance of warrants	3,680		3,680
Issuance of convertibles notes	—	281,466	281,466
Reclassification of warrants to equity	(37,110)	—	(37,110)
Cancellation of warrants	(65,082)	—	(65,082)
Changes in fair value	67,915	6,081	73,996

December 31, 2010	$4,416	$287,547	$291,963
Issuance of warrants	314,835	—	314,835
Issuance of convertible notes	—	257,210	257,210
Changes in fair value	(35,320)	(404,051)	(439,371)

December 31, 2011	$283,931	$140,706	$424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes		4,044,349	4,044,349
Changes in fair value	(48,912)	(4,158,162)	(4,207,074)

December 31, 2012	$232,988	$26,893	$259,881
Issuance of convertible notes	—	2,893,435	2,893,435
Changes in fair value	(232,988)	(2,670,317)	(2,903,305)

June 30, 2013	$—	$250,011	$250,011

The valuation of the convertible stock warrant liability is discussed in Note 6.

Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1 — Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities and which reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012 and 2011, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Level 4
Warrant liability	$—	$—	$232,988	$232,988
Derivative Liability	—	—	26,893	26,893

Total property and equipment	$—	$—	$259,881	$259,881

Fair Value Measurements at December 31, 2011

	Level 1	Level 2	Level 3	Level 4
Warrant liability	$—	$—	$283,931	$283,931
Derivative Liability	—	—	140,706	140,706

Total property and equipment	$—	$—	$424,637	$424,637

The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liability mentioned above for the period from January 14, 2008 (date of inception) to December 31, 2002, and for the years ended December 31, 2011 and 2012:

	Warranty Liability	Derivative Liability	Total
January 14, 2008 (date of inception)	$—	$—	$—
Issuance of warrants	52,665	—	52,665
Issuance of convertible notes	—	9,377	9,377
Change in fair value	(15,960)	(4,402)	(20,362)
December 31, 2008	36,705	4,975	41,680
Change in fair value	(1,692)	(4,975)	(6,667)
December 31, 2009	35,013	—	35,013
Issuance of warrants	3,680	—	3,680
Issuance of convertible notes	—	281,466	281,466
Reclassification of warrants to equity	(37,110)	—	(37,110)
Cancellation of warrants	(65,082)	—	(65,082)
Change in fair value	67,915	6,081	73,996
December 31, 2010	4,416	287,547	291,963
Issuance of warrants	314,835	—	314,835
Issuance of convertible notes	—	257,210	257,210
Change in fair value	(35,320)	(404,051)	(439,371)
December 31, 2011	283,931	140,706	424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes	—	4,044,349	4,044,349
Change in fair value	(48,912)	(4,158,162)	(4,207,074)
December 31, 2012	$232,988	$26,893	$259,881

The valuation of the convertible preferred stock warrant liability is discussed in Note 11.